Schedule of Disaggregation of Revenue (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Dec. 31, 2023	Dec. 31, 2022
Product Information [Line Items]
Total sales	$ 6,597,119	$ 5,231,334	$ 23,216,423	$ 15,044,721
Percentage of revenues	100.00%	100.00%	100.00%	100.00%
Fuel [Member]
Product Information [Line Items]
Total sales	$ 6,403,611	$ 5,160,306	$ 22,677,304	$ 14,860,475
Fuel [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues	97.07%	98.64%	97.68%	98.78%
Product and Service, Other [Member]
Product Information [Line Items]
Total sales	$ 193,508	$ 71,028	$ 539,119	$ 184,246
Product and Service, Other [Member] | Revenue Benchmark [Member] | Customer Concentration Risk [Member]
Product Information [Line Items]
Percentage of revenues	2.93%	1.36%	2.32%	1.22%